RELATED-PARTY TRANSACTIONS - Schedule of Expenses Incurred with Remuneration Paid or Payable (Details) - Key management personnel - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and benefits	R$ 75,445	R$ 57,743	R$ 19,429
Post-employment benefit	620	716	595
Share-based payment	67,615	39,870	63,529
Total compensation	R$ 143,680	R$ 98,329	R$ 83,553